NET FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income	$ 15,690	$ 16,785	$ 16,496
Foreign exchange gains	146	313	1,569
Finance income	15,836	17,098	18,065
Interest expense on financial liabilities measured at amortized cost	231,055	302,324	178,498
(Gain) loss on interest rate swaps	778	(9,206)	(8,039)
Foreign exchange losses	205	1,023	335
Other financial expenses	1,196	947	542
Finance expense	233,234	295,088	171,336
Net finance expense	$ (217,398)	$ (277,990)	$ (153,271)